Share-Based Payment - Schedule of Outstanding Options (Details) - 12 months ended Dec. 31, 2024 $ in Thousands		USD ($)	₪ / shares
Schedule of Outstanding Options [Line Items]
Options outstanding		27,100,000
December 30, 2014 [Member] | Former directors [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding		450,000
Position		Former directors
Grant date	[1]	December 30, 2014
Fair value USD in thousands | $		$ 27
Vesting schedule		Fully vested
December 30, 2014 [Member] | Former directors [Member] | Bottom of Range [Member]
Schedule of Outstanding Options [Line Items]
Exercise price in NIS | ₪ / shares			₪ 0.4325
March 25, 2015 [Member] | One Director [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding		150,000
Position		One Director
Grant date	[1]	March 25, 2015
Fair value USD in thousands | $		$ 24
Vesting schedule		Fully vested
March 25, 2015 [Member] | One Director [Member] | Bottom of Range [Member]
Schedule of Outstanding Options [Line Items]
Exercise price in NIS | ₪ / shares			0.4
March 31, 2016 [Member] | Chairman of Board [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding		1,500,000
Position		Chairman of Board
Grant date	[1]	March 31, 2016
Fair value USD in thousands | $		$ 63
Vesting schedule		Fully vested
March 31, 2016 [Member] | Chairman of Board [Member] | Bottom of Range [Member]
Schedule of Outstanding Options [Line Items]
Exercise price in NIS | ₪ / shares			0.6
July 7, 2020 [Member] | Chief Executive Officer [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding		10,000,000
Position		Chief Executive Officer
Grant date	[1]	July 7, 2020
Fair value USD in thousands | $		$ 103
Vesting schedule		Fully vested
July 7, 2020 [Member] | Chief Executive Officer [Member] | Bottom of Range [Member]
Schedule of Outstanding Options [Line Items]
Exercise price in NIS | ₪ / shares			0.09
March 2, 2023 [Member] | Director [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding		150,000
Position		Director
Grant date	[1]	March 2, 2023
Fair value USD in thousands | $		$ 1
Vesting schedule		Fully vested
March 2, 2023 [Member] | Director [Member] | Bottom of Range [Member]
Schedule of Outstanding Options [Line Items]
Exercise price in NIS | ₪ / shares			0.0495
March 17, 2024 [Member] | Chief Executive Officer [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding		10,000,000
Position		Chief Executive Officer
Grant date	[1]	March 17, 2024
Fair value USD in thousands | $		$ 214
Vesting schedule		Fully vested on date of grant
March 17, 2024 [Member] | Chief Executive Officer [Member] | Bottom of Range [Member]
Schedule of Outstanding Options [Line Items]
Exercise price in NIS | ₪ / shares			0.0438
March 17, 2024 [Member] | Chief Financial Officer [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding		1,000,000
Position		Chief Financial Officer
Grant date	[1]	March 17, 2024
Fair value USD in thousands | $		$ 5
Vesting schedule		12 equal portions each quarter over a period of 3 years from the date of grant
March 17, 2024 [Member] | Chief Financial Officer [Member] | Bottom of Range [Member]
Schedule of Outstanding Options [Line Items]
Exercise price in NIS | ₪ / shares			0.0438
March 17, 2024 [Member] | Director [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding		1,000,000
Position		Director
Grant date	[1]	March 17, 2024
Fair value USD in thousands | $		$ 21
Vesting schedule		12 equal portions each quarter over a period of 3 years from the date of grant
March 17, 2024 [Member] | Director [Member] | Bottom of Range [Member]
Schedule of Outstanding Options [Line Items]
Exercise price in NIS | ₪ / shares			0.0438
March 17, 2024 [Member] | Director [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding		850,000
Position		Director
Grant date	[1]	March 17, 2024
Fair value USD in thousands | $		$ 18
Vesting schedule		12 equal portions each quarter over a period of 3 years from the date of grant
March 17, 2024 [Member] | Director [Member] | Bottom of Range [Member]
Schedule of Outstanding Options [Line Items]
Exercise price in NIS | ₪ / shares			0.0438
March 17, 2024 [Member] | Director [Member]
Schedule of Outstanding Options [Line Items]
Options outstanding		2,000,000
Position		Director
Grant date	[1]	March 17, 2024
Fair value USD in thousands | $		$ 43
Vesting schedule		12 equal portions each quarter over a period of 3 years from the date of grant
March 17, 2024 [Member] | Director [Member] | Bottom of Range [Member]
Schedule of Outstanding Options [Line Items]
Exercise price in NIS | ₪ / shares			₪ 0.0438

[1]	Date of the Company’s Board of Directors’ decision (or shareholders, if required). As of December 31, 2024, 3,637,500 options are not yet vested and therefore $39 thousand compensation costs were not yet recognized.